EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 10. EQUITY

On January 27, 2014, the Company entered into a Stock Purchase Agreement with Oel und Erdgazforshung AG, a Nevis Corporation, for the sale and issuance of 854,701 shares of the Company’s common stock for a purchase price of $200,000, and warrants to purchase an aggregate of 100,000 shares of Common Stock, at an exercise price of $.30 per share. The Warrants are exercisable immediately and expire January 27, 2017.

On February 3, 2014, ASPS elected to convert its $50,000 loan plus interest to date (totaling $52,154) to Two Hundred-thousand, Five Hundred-ninety (200,590) common shares based on the previous day’s close (Friday, January 31, 2014) of $0.26 per share.

On March 28, 2014, the Company entered into a Stock Purchase Agreement with Oel und Erdgazforshung AG, a Nevis Corporation, for the sale and issuance of 694,444 shares of the Company’s common stock for a purchase price of $100,000, and warrants to purchase an aggregate of 50,000 shares of Common Stock, at an exercise price of $.18 per share. The Warrants are exercisable immediately and expire March 28, 2017

Pre-Merger

Subsequent to the balance sheet date (merger date) of the Company Calendar Dragon made a series of transactions effecting the common stock of the company.

1)	The Board of Directors of Calendar Dragon and 1 stockholder holding an aggregate of 2,120,000 shares of common stock issued and outstanding as of September 25, 2012, approved and consented in writing in lieu of a special meeting of the Board of Directors and a special meeting of the stockholders to the following actions:

(1)	An amendment to our Articles of Incorporation to increase the number of shares of authorized common stock from 65,000,000 to 200,000,000;

(2)	The approval of a 19-for-1 forward stock split of the issued and outstanding shares of our common stock;

(3)	An amendment to our Articles of Incorporation to increase the number of shares of authorized “blank check” preferred stock from 10,000,000 to 25,000,000; and

(4)	an amendment to our Articles of Incorporation to effect a change of our name from “Calendar Dragon Inc.” to “North American Oil & Gas Corp.” (the “Name Change”)

As of the record date, Calendar Dragon had 3,795,000 shares of common stock issued and outstanding.  The voting power representing not less than 3,615,001 shares of common stock was required to pass any stockholder resolutions.  The consenting stockholder (Bouwe Bekking) was the record and beneficial owner of 2,120,000 shares of common stock, which represented approximately 55.8% of the issued and outstanding shares of Calendar Dragon’s common stock.

2)	The result of the 19- for - 1 forward stock split gave Calendar Dragon 72,105,000 shares of issued and outstanding stock.

3)	On November 13, 2012, prior to the merger, a small sale of 700,000 shares of common stock was issued to Cosimo Damiano, and 100,000 shares of common stock was issued to Richie Khangura. This brought the stock total to 72,905,000.

4)	With the merger of November 16, 2014 the Company repurchased shares of stock from Bouwe Bekkinng of 42,080,000 and exchanged shares of stock for Lani interest amounting to 24,300,000.

As a result of these per-merger/merger events the resulting common stock issued and outstanding at time of merger, November 20, 2012, was 55,125,000. Subsequent to the merger an additional 5,000,000 shares of stock were purchased by East West Petroleum, bringing the December 31, 2012 issued and outstanding shares of stock to 60,125,000.

Common Stock

During the year ended December 31, 2013, the Company sold 989,602 shares of common stock for cash. The shares had an aggregate fair value of $625,020 and were sold for between $0.10 and $0.81 per share.

Option Activity

In February 2013, the Company’s board of directors approved a stock option grant to purchase an aggregate of 350,000 shares of common stock to two non-employee consultants. The options are exercisable for a term of ten years at $.70 per share and vest on the date of grant. The grant date value of the options was $368,955. The options were valued using the Black-Scholes model with the following assumptions: 255.02% volatility; 5.00 year estimated life; zero dividends; 0.78% discount rate; and, quoted stock price and exercise price of $.70.

In April 2013, the Company’s board of directors approved a stock option grant to purchase an aggregate of 500,000 shares of common stock to one executive employee. The options are exercisable for a term of ten years at $.80 per share and vest one year from grant date, April 2014. The grant date value of the options was $243,955. The options were valued using the Black-Scholes model with the following assumptions: 255.02% volatility; 5.00 year estimated life; zero dividends; 0.76% discount rate; and, quoted stock price and exercise price of $.80.

During the twelve months ended December 31, 2013, the Company recorded stock-based compensation of $276,269 and $243,955, respectively, as general and administrative expenses, and G & G Services. At December 31, 2013 the weighted average remaining life of the stock options is 4.25 years. The unamortized amount of stock-based compensation at December 31, 2013 was $92,090. This remaining cost will be expensed in the first quarter of 2014.

A summary of the Company’s stock option activity and related information is as follows:

	Number of Shares	Weighted-Average Remaining Life (in years)	Weighted Average Exercise Price

Outstanding at January 1, 2013	-	-	-
Granted Options(1)	850,000	5.00	0.76
Exercised	-	-	-
Cancelled/Expired	-	-	-
Outstanding at December 31, 2013	850,000	-	-

Vested and Exercisable at December 31, 2013	350,000	-	$0.70

(1)	Includes 350,000 options granted to PacSeis February 18, 2013 at an exercise price of $.70 per share, and options granted to Linda Gassaway, Chief Financial Officer of NAMG April 1, 2013 for an exercise price of $.80 per share.

The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted in the period presented:

	Twelve Months Ended December 31, 2013	Year Ended December 31, 2012
Risk-free interest rate(1)	1.14	-
Expected life (in years)(2)	3.625	-
Expected volatility(3)	225.02	-
Dividend yield	-	-
Weighted-average estimated fair value of options granted during the period	0.795	-

(1)	The Risk Free Rate is a 5 Year Treasury rate.

(2)	The expected life (in years) is based on the simplified method: Expected term = ((vesting term + original contractual term)/2).

(3)	The expected volatility is based on the volatility weighted average of stock options

Warrant Activity

In October 2013, the Company’s board of directors approved a stock option warrant to purchase an aggregate of 96,618 shares of common stock to Oel und Erdgazforshung AG. The warrants are exercisable for a term of three years at $1.04 per share and vest on grant date. The grant date value of the warrants was $104,483.

In December 2013, the Company’s board of directors approved a stock option warrant to purchase an aggregate of 100,000 shares of common stock to Oel und Erdgazforshung AG. The warrants are exercisable for a term of three years at $.98 per share and vest on grant date. The grant date value of the warrants was $98,000.

A summary of the Company’s warrant activity and related information is as follows:

	Number of Shares	Weighted-Average Remaining Life (in years)	Weighted Average Exercise Price
Outstanding at January 1, 2013	-	-	-
Granted Warrants (1)	196,618	3.00	$1.01
Exercised	-	-	-
Cancelled/Expired	-	-	-
Outstanding at December 31, 2013	196,618	-	-

Vested and Exercisable at December 31, 2013	196,618	-	$1.01

(1)	Under a Purchase and Sale Agreement with Oel und Erdgazforshung AG ("OUE"), A Nevis Corp. dated October 16, 2013 the Company issued 246,914 shares of Common Stock, and 96,618 warrants with an exercise price of US $1.04 determined by a formula of a 15% premium to the previous day closing stock price for an aggregate sum of $200,000. Under a Purchase and Sale Agreement with OEG dated December 6, 2013 the Company issued 261,438 shares of Common Stock, and 100,000 warrants with an exercise price of US $.98 for an aggregate sum of $200,000.